Exhibit 99.2

3097 Satellite Blvd., Ste. 230, Duluth, GA 30096

770.497.9100

July 8, 2026

STAR 2026-SFR8 Trust
591 West Putnam Avenue
Greenwich, CT 06830

RE: STAR 2026-SFR8 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SOF-XII U.S. NRE Holdings, L.P. (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

b. Properties Subject to Review. [(1) through (3) of Item 4.]

Page | 1

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

Page | 2

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

Page | 3

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i.       Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.       The value of the Properties or any other collateral securing the Mortgage Loan,

iii.       Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.       Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 712 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

Page | 4

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

Mainstay National Title LLC

By: /s/Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

Page | 5

Schedule I

Client Code	HOA Status
q23884a	APPARENT NON-HOA PROPERTY
q23884b	APPARENT NON-HOA PROPERTY
q23884c	APPARENT NON-HOA PROPERTY
q30455a	APPARENT NON-HOA PROPERTY
q30455b	APPARENT NON-HOA PROPERTY
q32275a	APPARENT NON-HOA PROPERTY
q32275b	APPARENT NON-HOA PROPERTY
q33675	APPARENT NON-HOA PROPERTY
q33678	APPARENT NON-HOA PROPERTY
q34230	APPARENT NON-HOA PROPERTY
q34470	APPARENT NON-HOA PROPERTY
q36860	APPARENT NON-HOA PROPERTY
q38913	APPARENT NON-HOA PROPERTY
q38940	APPARENT NON-HOA PROPERTY
q38989	APPARENT NON-HOA PROPERTY
q39284	APPARENT NON-HOA PROPERTY
q39375	APPARENT NON-HOA PROPERTY
q39379	APPARENT NON-HOA PROPERTY
q39413	APPARENT NON-HOA PROPERTY
q39422	APPARENT NON-HOA PROPERTY
q39526	APPARENT NON-HOA PROPERTY
q39553	APPARENT NON-HOA PROPERTY
q39577	APPARENT NON-HOA PROPERTY
q39602	APPARENT NON-HOA PROPERTY
q39611	APPARENT NON-HOA PROPERTY
q39663	APPARENT NON-HOA PROPERTY
q39697	APPARENT NON-HOA PROPERTY
q40113	APPARENT NON-HOA PROPERTY
q40188	APPARENT NON-HOA PROPERTY
q40291	APPARENT NON-HOA PROPERTY
q40402	APPARENT NON-HOA PROPERTY
q40550	APPARENT NON-HOA PROPERTY
q40566	APPARENT NON-HOA PROPERTY
q40624	APPARENT NON-HOA PROPERTY
q40827	APPARENT NON-HOA PROPERTY
q41006	APPARENT NON-HOA PROPERTY
q41113	APPARENT NON-HOA PROPERTY
Page | 6

q25078	APPARENT NON-HOA PROPERTY
q28696	APPARENT NON-HOA PROPERTY
q28972	APPARENT NON-HOA PROPERTY
q30340	APPARENT NON-HOA PROPERTY
q30821	APPARENT NON-HOA PROPERTY
q31002	APPARENT NON-HOA PROPERTY
q31990	APPARENT NON-HOA PROPERTY
q32249	APPARENT NON-HOA PROPERTY
q32295	APPARENT NON-HOA PROPERTY
q32405	APPARENT NON-HOA PROPERTY
q32994	APPARENT NON-HOA PROPERTY
q33048	APPARENT NON-HOA PROPERTY
q33200	APPARENT NON-HOA PROPERTY
q33203	APPARENT NON-HOA PROPERTY
q33243	APPARENT NON-HOA PROPERTY
q33274	APPARENT NON-HOA PROPERTY
q33282	APPARENT NON-HOA PROPERTY
q33331	APPARENT NON-HOA PROPERTY
q33444	APPARENT NON-HOA PROPERTY
q33458	APPARENT NON-HOA PROPERTY
q33466	APPARENT NON-HOA PROPERTY
q33477	APPARENT NON-HOA PROPERTY
q33490	APPARENT NON-HOA PROPERTY
q33555	APPARENT NON-HOA PROPERTY
q33563	APPARENT NON-HOA PROPERTY
q33640	APPARENT NON-HOA PROPERTY
q33668	APPARENT NON-HOA PROPERTY
q33681	APPARENT NON-HOA PROPERTY
q33763	APPARENT NON-HOA PROPERTY
q33912	APPARENT NON-HOA PROPERTY
q33917	APPARENT NON-HOA PROPERTY
q33975	APPARENT NON-HOA PROPERTY
q33992	APPARENT NON-HOA PROPERTY
q34035	APPARENT NON-HOA PROPERTY
q34036	APPARENT NON-HOA PROPERTY
q34107	APPARENT NON-HOA PROPERTY
q34234	APPARENT NON-HOA PROPERTY
q34239	APPARENT NON-HOA PROPERTY
q34248	APPARENT NON-HOA PROPERTY
q34336	APPARENT NON-HOA PROPERTY
q34353	APPARENT NON-HOA PROPERTY
Page | 7

q34465	APPARENT NON-HOA PROPERTY
q34526	APPARENT NON-HOA PROPERTY
q34576	APPARENT NON-HOA PROPERTY
q34587	APPARENT NON-HOA PROPERTY
q36903	APPARENT NON-HOA PROPERTY
q36907	APPARENT NON-HOA PROPERTY
q38444	APPARENT NON-HOA PROPERTY
q38519	APPARENT NON-HOA PROPERTY
q38560	APPARENT NON-HOA PROPERTY
q38636	APPARENT NON-HOA PROPERTY
q38682	APPARENT NON-HOA PROPERTY
q38944	APPARENT NON-HOA PROPERTY
q39026	APPARENT NON-HOA PROPERTY
q39095	APPARENT NON-HOA PROPERTY
q39220	APPARENT NON-HOA PROPERTY
q39296	APPARENT NON-HOA PROPERTY
q39503	APPARENT NON-HOA PROPERTY
q39558	APPARENT NON-HOA PROPERTY
q40557	APPARENT NON-HOA PROPERTY
q40682	APPARENT NON-HOA PROPERTY
q47768	APPARENT NON-HOA PROPERTY
q41180	APPARENT NON-HOA PROPERTY
q41406	APPARENT NON-HOA PROPERTY
q44045	APPARENT NON-HOA PROPERTY
q44114	APPARENT NON-HOA PROPERTY
q44142	APPARENT NON-HOA PROPERTY
q44404	APPARENT NON-HOA PROPERTY
q44896	APPARENT NON-HOA PROPERTY
q45176	APPARENT NON-HOA PROPERTY
q45255	APPARENT NON-HOA PROPERTY
q45408	APPARENT NON-HOA PROPERTY
q45429	APPARENT NON-HOA PROPERTY
q45643	APPARENT NON-HOA PROPERTY
q45685	APPARENT NON-HOA PROPERTY
q45691	APPARENT NON-HOA PROPERTY
q45743	APPARENT NON-HOA PROPERTY
q45745	APPARENT NON-HOA PROPERTY
q45778	APPARENT NON-HOA PROPERTY
q45793	APPARENT NON-HOA PROPERTY
q45822	APPARENT NON-HOA PROPERTY
q45838	APPARENT NON-HOA PROPERTY
Page | 8

q45840	APPARENT NON-HOA PROPERTY
q45847	APPARENT NON-HOA PROPERTY
q45865	APPARENT NON-HOA PROPERTY
q45974	APPARENT NON-HOA PROPERTY
q46015	APPARENT NON-HOA PROPERTY
q46019	APPARENT NON-HOA PROPERTY
q46027	APPARENT NON-HOA PROPERTY
q46031	APPARENT NON-HOA PROPERTY
q46040	APPARENT NON-HOA PROPERTY
q46099	APPARENT NON-HOA PROPERTY
q46121	APPARENT NON-HOA PROPERTY
q46135	APPARENT NON-HOA PROPERTY
q46174	APPARENT NON-HOA PROPERTY
q46185	APPARENT NON-HOA PROPERTY
q46238	APPARENT NON-HOA PROPERTY
q46308	APPARENT NON-HOA PROPERTY
q46375	APPARENT NON-HOA PROPERTY
q46486	APPARENT NON-HOA PROPERTY
q46490	APPARENT NON-HOA PROPERTY
q46570	APPARENT NON-HOA PROPERTY
q46608	APPARENT NON-HOA PROPERTY
q46710	APPARENT NON-HOA PROPERTY
q46725	APPARENT NON-HOA PROPERTY
q46760	APPARENT NON-HOA PROPERTY
q46763	APPARENT NON-HOA PROPERTY
q46782	APPARENT NON-HOA PROPERTY
q46844	APPARENT NON-HOA PROPERTY
q47625	APPARENT NON-HOA PROPERTY
q47671	APPARENT NON-HOA PROPERTY
q47698	APPARENT NON-HOA PROPERTY
q47714	APPARENT NON-HOA PROPERTY
q47744	APPARENT NON-HOA PROPERTY
q47807	APPARENT NON-HOA PROPERTY
q47812	APPARENT NON-HOA PROPERTY
q47833	APPARENT NON-HOA PROPERTY
q47843	APPARENT NON-HOA PROPERTY
q47936	APPARENT NON-HOA PROPERTY
q47966	APPARENT NON-HOA PROPERTY
q47988	APPARENT NON-HOA PROPERTY
q47989	APPARENT NON-HOA PROPERTY
q47990	APPARENT NON-HOA PROPERTY
Page | 9

q48010	APPARENT NON-HOA PROPERTY
q48017	APPARENT NON-HOA PROPERTY
q48048	APPARENT NON-HOA PROPERTY
q48054	APPARENT NON-HOA PROPERTY
q33618	APPARENT NON-HOA PROPERTY
q33638	APPARENT NON-HOA PROPERTY
q34151	APPARENT NON-HOA PROPERTY
q34362	APPARENT NON-HOA PROPERTY
q38544	APPARENT NON-HOA PROPERTY
q38699	APPARENT NON-HOA PROPERTY
q39549	APPARENT NON-HOA PROPERTY
q33687	APPARENT NON-HOA PROPERTY
q34141	APPARENT NON-HOA PROPERTY
q34335	APPARENT NON-HOA PROPERTY
q38533	APPARENT NON-HOA PROPERTY
q38566	APPARENT NON-HOA PROPERTY
q38643	APPARENT NON-HOA PROPERTY
q38804	APPARENT NON-HOA PROPERTY
q38874	APPARENT NON-HOA PROPERTY
q39147	APPARENT NON-HOA PROPERTY
q39574	APPARENT NON-HOA PROPERTY
q39603	APPARENT NON-HOA PROPERTY
q39998	APPARENT NON-HOA PROPERTY
q40342	APPARENT NON-HOA PROPERTY
q40354	APPARENT NON-HOA PROPERTY
q40365	APPARENT NON-HOA PROPERTY
q40450	APPARENT NON-HOA PROPERTY
q41085	APPARENT NON-HOA PROPERTY
q41144	APPARENT NON-HOA PROPERTY
q41411	APPARENT NON-HOA PROPERTY
q43826	APPARENT NON-HOA PROPERTY
q43939	APPARENT NON-HOA PROPERTY
q45835	APPARENT NON-HOA PROPERTY
q45957	APPARENT NON-HOA PROPERTY
q46711	APPARENT NON-HOA PROPERTY
q46799	APPARENT NON-HOA PROPERTY
q47865	APPARENT NON-HOA PROPERTY
q47875	APPARENT NON-HOA PROPERTY
JA03706	APPARENT NON-HOA PROPERTY
JA04624	APPARENT NON-HOA PROPERTY
JA04786	APPARENT NON-HOA PROPERTY
Page | 10

JA04836	APPARENT NON-HOA PROPERTY
JA04917	APPARENT NON-HOA PROPERTY
JA05906	APPARENT NON-HOA PROPERTY
JA06114	APPARENT NON-HOA PROPERTY
JA06213	APPARENT NON-HOA PROPERTY
JA06321	APPARENT NON-HOA PROPERTY
JA06693	APPARENT NON-HOA PROPERTY
JA06901	APPARENT NON-HOA PROPERTY
JA06930	APPARENT NON-HOA PROPERTY
JA06934	APPARENT NON-HOA PROPERTY
JA06938	APPARENT NON-HOA PROPERTY
JA07103	APPARENT NON-HOA PROPERTY
JA07537	APPARENT NON-HOA PROPERTY
JA08029	APPARENT NON-HOA PROPERTY
JA08181	APPARENT NON-HOA PROPERTY
MC04915	APPARENT NON-HOA PROPERTY
MC05651	APPARENT NON-HOA PROPERTY
MC05765	APPARENT NON-HOA PROPERTY
MC05838	APPARENT NON-HOA PROPERTY
MC05921	APPARENT NON-HOA PROPERTY
MC05969	APPARENT NON-HOA PROPERTY
MC05985	APPARENT NON-HOA PROPERTY
MC06025	APPARENT NON-HOA PROPERTY
MC06128	APPARENT NON-HOA PROPERTY
MC06479	APPARENT NON-HOA PROPERTY
MC06486	APPARENT NON-HOA PROPERTY
MC06516	APPARENT NON-HOA PROPERTY
MC06577	APPARENT NON-HOA PROPERTY
MC06599	APPARENT NON-HOA PROPERTY
MC06601	APPARENT NON-HOA PROPERTY
MC06878	APPARENT NON-HOA PROPERTY
MC06881	APPARENT NON-HOA PROPERTY
MC06902	APPARENT NON-HOA PROPERTY
MC07004	APPARENT NON-HOA PROPERTY
MC07118	APPARENT NON-HOA PROPERTY
MC07159	APPARENT NON-HOA PROPERTY
MC07223	APPARENT NON-HOA PROPERTY
MC07342	APPARENT NON-HOA PROPERTY
MC07346	APPARENT NON-HOA PROPERTY
MC07347	APPARENT NON-HOA PROPERTY
MC07390	APPARENT NON-HOA PROPERTY
Page | 11

MC02404	APPARENT NON-HOA PROPERTY
MC04084	APPARENT NON-HOA PROPERTY
MC04213	APPARENT NON-HOA PROPERTY
MC04663	APPARENT NON-HOA PROPERTY
MC08166	APPARENT NON-HOA PROPERTY
MC08618	APPARENT NON-HOA PROPERTY
MI03322	APPARENT NON-HOA PROPERTY
MI03556	APPARENT NON-HOA PROPERTY
MI07576	APPARENT NON-HOA PROPERTY
MI07580	APPARENT NON-HOA PROPERTY
MI07581	APPARENT NON-HOA PROPERTY
MI07586	APPARENT NON-HOA PROPERTY
MI07589	APPARENT NON-HOA PROPERTY
MI07602	APPARENT NON-HOA PROPERTY
TP08812	APPARENT NON-HOA PROPERTY
TP08824	APPARENT NON-HOA PROPERTY
MC04631	APPARENT NON-HOA PROPERTY
TP03642	APPARENT NON-HOA PROPERTY
TP04402	APPARENT NON-HOA PROPERTY
TP04505	APPARENT NON-HOA PROPERTY
TP04840	APPARENT NON-HOA PROPERTY
TP04908	APPARENT NON-HOA PROPERTY
TP05158	APPARENT NON-HOA PROPERTY
TP05193	APPARENT NON-HOA PROPERTY
TP05460	APPARENT NON-HOA PROPERTY
TP05587	APPARENT NON-HOA PROPERTY
TP05745	APPARENT NON-HOA PROPERTY
TP05853	APPARENT NON-HOA PROPERTY
TP05866	APPARENT NON-HOA PROPERTY
TP06134	APPARENT NON-HOA PROPERTY
TP06135	APPARENT NON-HOA PROPERTY
TP06264	APPARENT NON-HOA PROPERTY
TP06444	APPARENT NON-HOA PROPERTY
TP06457	APPARENT NON-HOA PROPERTY
TP06553	APPARENT NON-HOA PROPERTY
TP06581	APPARENT NON-HOA PROPERTY
TP06641	APPARENT NON-HOA PROPERTY
TP06660	APPARENT NON-HOA PROPERTY
TP06677	APPARENT NON-HOA PROPERTY
TP06747	APPARENT NON-HOA PROPERTY
TP06829	APPARENT NON-HOA PROPERTY
Page | 12

TP06910	APPARENT NON-HOA PROPERTY
TP06999	APPARENT NON-HOA PROPERTY
TP07000	APPARENT NON-HOA PROPERTY
TP07042	APPARENT NON-HOA PROPERTY
TP07071	APPARENT NON-HOA PROPERTY
TP07107	APPARENT NON-HOA PROPERTY
TP07205	APPARENT NON-HOA PROPERTY
TP02312	APPARENT NON-HOA PROPERTY
TP02558	APPARENT NON-HOA PROPERTY
TP03056	APPARENT NON-HOA PROPERTY
TP03098	APPARENT NON-HOA PROPERTY
TP03212	APPARENT NON-HOA PROPERTY
TP03382	APPARENT NON-HOA PROPERTY
TP03446	APPARENT NON-HOA PROPERTY
TP03449	APPARENT NON-HOA PROPERTY
TP03550	APPARENT NON-HOA PROPERTY
TP03666	APPARENT NON-HOA PROPERTY
TP03838	APPARENT NON-HOA PROPERTY
TP04240	APPARENT NON-HOA PROPERTY
TP04400	APPARENT NON-HOA PROPERTY
TP04839	APPARENT NON-HOA PROPERTY
TP04906	APPARENT NON-HOA PROPERTY
TP05160	APPARENT NON-HOA PROPERTY
TP07919	APPARENT NON-HOA PROPERTY
TP08201	APPARENT NON-HOA PROPERTY
TP08548	APPARENT NON-HOA PROPERTY
TP08560	APPARENT NON-HOA PROPERTY
TP08563	APPARENT NON-HOA PROPERTY
TP08653	APPARENT NON-HOA PROPERTY
TP08684	APPARENT NON-HOA PROPERTY
TP08698	APPARENT NON-HOA PROPERTY
TP08729	APPARENT NON-HOA PROPERTY
TP08738	APPARENT NON-HOA PROPERTY
T08808	APPARENT NON-HOA PROPERTY
T02203	APPARENT NON-HOA PROPERTY
T02274	APPARENT NON-HOA PROPERTY
T02520	APPARENT NON-HOA PROPERTY
T02567	APPARENT NON-HOA PROPERTY
T02739	APPARENT NON-HOA PROPERTY
T04288	APPARENT NON-HOA PROPERTY
T04419	APPARENT NON-HOA PROPERTY
Page | 13

T02112	APPARENT NON-HOA PROPERTY
T02125	APPARENT NON-HOA PROPERTY
T02439	APPARENT NON-HOA PROPERTY
T02495	APPARENT NON-HOA PROPERTY
T02512	APPARENT NON-HOA PROPERTY
T02847	APPARENT NON-HOA PROPERTY
T02975	APPARENT NON-HOA PROPERTY
T02998	APPARENT NON-HOA PROPERTY
T03228	APPARENT NON-HOA PROPERTY
T03464	APPARENT NON-HOA PROPERTY
T03497	APPARENT NON-HOA PROPERTY
T03501	APPARENT NON-HOA PROPERTY
T03567	APPARENT NON-HOA PROPERTY
T03090	APPARENT NON-HOA PROPERTY
T03204	APPARENT NON-HOA PROPERTY
T03361	APPARENT NON-HOA PROPERTY
T03743	APPARENT NON-HOA PROPERTY
T03856	APPARENT NON-HOA PROPERTY
T04000	APPARENT NON-HOA PROPERTY
T04097	APPARENT NON-HOA PROPERTY
T04115	APPARENT NON-HOA PROPERTY
T04202	APPARENT NON-HOA PROPERTY
T04217	APPARENT NON-HOA PROPERTY
T05629	APPARENT NON-HOA PROPERTY
T05630	APPARENT NON-HOA PROPERTY
T05903	APPARENT NON-HOA PROPERTY
T06004	APPARENT NON-HOA PROPERTY
T06066	APPARENT NON-HOA PROPERTY
T06280	APPARENT NON-HOA PROPERTY
T03500	APPARENT NON-HOA PROPERTY
T03573	APPARENT NON-HOA PROPERTY
T03683	APPARENT NON-HOA PROPERTY
T03901	APPARENT NON-HOA PROPERTY
T03914	APPARENT NON-HOA PROPERTY
T03937	APPARENT NON-HOA PROPERTY
T03963	APPARENT NON-HOA PROPERTY
T03997	APPARENT NON-HOA PROPERTY
T04008	APPARENT NON-HOA PROPERTY
T04022	APPARENT NON-HOA PROPERTY
T04023	APPARENT NON-HOA PROPERTY
T04068	APPARENT NON-HOA PROPERTY
Page | 14

T04090	APPARENT NON-HOA PROPERTY
T04114	APPARENT NON-HOA PROPERTY
T04143	APPARENT NON-HOA PROPERTY
T04186	APPARENT NON-HOA PROPERTY
T04206	APPARENT NON-HOA PROPERTY
T04220	APPARENT NON-HOA PROPERTY
T04277	APPARENT NON-HOA PROPERTY
T04285	APPARENT NON-HOA PROPERTY
T04293	APPARENT NON-HOA PROPERTY
T04309	APPARENT NON-HOA PROPERTY
T04414	APPARENT NON-HOA PROPERTY
T04503	APPARENT NON-HOA PROPERTY
T04524	APPARENT NON-HOA PROPERTY
T04576	APPARENT NON-HOA PROPERTY
T04590	APPARENT NON-HOA PROPERTY
T04596	APPARENT NON-HOA PROPERTY
T04601	APPARENT NON-HOA PROPERTY
T04608	APPARENT NON-HOA PROPERTY
T04614	APPARENT NON-HOA PROPERTY
T04655	APPARENT NON-HOA PROPERTY
T04667	APPARENT NON-HOA PROPERTY
T04670	APPARENT NON-HOA PROPERTY
T04703	APPARENT NON-HOA PROPERTY
T04715	APPARENT NON-HOA PROPERTY
T04722	APPARENT NON-HOA PROPERTY
T04751	APPARENT NON-HOA PROPERTY
T04756	APPARENT NON-HOA PROPERTY
T04765	APPARENT NON-HOA PROPERTY
T04768	APPARENT NON-HOA PROPERTY
T04776	APPARENT NON-HOA PROPERTY
T04780	APPARENT NON-HOA PROPERTY
T04809	APPARENT NON-HOA PROPERTY
T04826	APPARENT NON-HOA PROPERTY
T04833	APPARENT NON-HOA PROPERTY
T04853	APPARENT NON-HOA PROPERTY
T04864	APPARENT NON-HOA PROPERTY
T04883	APPARENT NON-HOA PROPERTY
T04926	APPARENT NON-HOA PROPERTY
T04939	APPARENT NON-HOA PROPERTY
T04967	APPARENT NON-HOA PROPERTY
T04979	APPARENT NON-HOA PROPERTY
Page | 15

T05019	APPARENT NON-HOA PROPERTY
T05028	APPARENT NON-HOA PROPERTY
T05070	APPARENT NON-HOA PROPERTY
T05077	APPARENT NON-HOA PROPERTY
T05078	APPARENT NON-HOA PROPERTY
T05128	APPARENT NON-HOA PROPERTY
T05224	APPARENT NON-HOA PROPERTY
T05263	APPARENT NON-HOA PROPERTY
T05279	APPARENT NON-HOA PROPERTY
T05295	APPARENT NON-HOA PROPERTY
T05324	APPARENT NON-HOA PROPERTY
T05326	APPARENT NON-HOA PROPERTY
T05340	APPARENT NON-HOA PROPERTY
T05369	APPARENT NON-HOA PROPERTY
T05424	APPARENT NON-HOA PROPERTY
T05582	APPARENT NON-HOA PROPERTY
T05588	APPARENT NON-HOA PROPERTY
T05655	APPARENT NON-HOA PROPERTY
T05664	APPARENT NON-HOA PROPERTY
T05793	APPARENT NON-HOA PROPERTY
T05811	APPARENT NON-HOA PROPERTY
T05828	APPARENT NON-HOA PROPERTY
T05855	APPARENT NON-HOA PROPERTY
T05859	APPARENT NON-HOA PROPERTY
T05937	APPARENT NON-HOA PROPERTY
T06012	APPARENT NON-HOA PROPERTY
T06057	APPARENT NON-HOA PROPERTY
T06071	APPARENT NON-HOA PROPERTY
T06139	APPARENT NON-HOA PROPERTY
T06169	APPARENT NON-HOA PROPERTY
T06174	APPARENT NON-HOA PROPERTY
T06189	APPARENT NON-HOA PROPERTY
T06200	APPARENT NON-HOA PROPERTY
T06226	APPARENT NON-HOA PROPERTY
T06234	APPARENT NON-HOA PROPERTY
T06242	APPARENT NON-HOA PROPERTY
T06283	APPARENT NON-HOA PROPERTY
T06303	APPARENT NON-HOA PROPERTY
T06309	APPARENT NON-HOA PROPERTY
T06322	APPARENT NON-HOA PROPERTY
T06451	APPARENT NON-HOA PROPERTY
Page | 16

T06466	APPARENT NON-HOA PROPERTY
T06468	APPARENT NON-HOA PROPERTY
T06489	APPARENT NON-HOA PROPERTY
T06504	APPARENT NON-HOA PROPERTY
T06510	APPARENT NON-HOA PROPERTY
T06514	APPARENT NON-HOA PROPERTY
T06520	APPARENT NON-HOA PROPERTY
T06522	APPARENT NON-HOA PROPERTY
T06529	APPARENT NON-HOA PROPERTY
T06532	APPARENT NON-HOA PROPERTY
T06537	APPARENT NON-HOA PROPERTY
T06558	APPARENT NON-HOA PROPERTY
T06590	APPARENT NON-HOA PROPERTY
T06611	APPARENT NON-HOA PROPERTY
T06620	APPARENT NON-HOA PROPERTY
T06627	APPARENT NON-HOA PROPERTY
T06665	APPARENT NON-HOA PROPERTY
T06678	APPARENT NON-HOA PROPERTY
T06713	APPARENT NON-HOA PROPERTY
T06715	APPARENT NON-HOA PROPERTY
T06729	APPARENT NON-HOA PROPERTY
T06752	APPARENT NON-HOA PROPERTY
T06756	APPARENT NON-HOA PROPERTY
T06771	APPARENT NON-HOA PROPERTY
T06785	APPARENT NON-HOA PROPERTY
T06807	APPARENT NON-HOA PROPERTY
T06809	APPARENT NON-HOA PROPERTY
T06813	APPARENT NON-HOA PROPERTY
T06834	APPARENT NON-HOA PROPERTY
T06837	APPARENT NON-HOA PROPERTY
T06850	APPARENT NON-HOA PROPERTY
T06854	APPARENT NON-HOA PROPERTY
T06865	APPARENT NON-HOA PROPERTY
T06885	APPARENT NON-HOA PROPERTY
T06887	APPARENT NON-HOA PROPERTY
T06888	APPARENT NON-HOA PROPERTY
T06908	APPARENT NON-HOA PROPERTY
T06926	APPARENT NON-HOA PROPERTY
T06966	APPARENT NON-HOA PROPERTY
T06994	APPARENT NON-HOA PROPERTY
T07007	APPARENT NON-HOA PROPERTY
Page | 17

T07020	APPARENT NON-HOA PROPERTY
T07066	APPARENT NON-HOA PROPERTY
T07076	APPARENT NON-HOA PROPERTY
T07077	APPARENT NON-HOA PROPERTY
T07097	APPARENT NON-HOA PROPERTY
T07127	APPARENT NON-HOA PROPERTY
T07163	APPARENT NON-HOA PROPERTY
T07171	APPARENT NON-HOA PROPERTY
T07191	APPARENT NON-HOA PROPERTY
T07221	APPARENT NON-HOA PROPERTY
T07233	APPARENT NON-HOA PROPERTY
T07240	APPARENT NON-HOA PROPERTY
T07242	APPARENT NON-HOA PROPERTY
T07247	APPARENT NON-HOA PROPERTY
T07258	APPARENT NON-HOA PROPERTY
T07261	APPARENT NON-HOA PROPERTY
T07282	APPARENT NON-HOA PROPERTY
T07320	APPARENT NON-HOA PROPERTY
T07321	APPARENT NON-HOA PROPERTY
T07343	APPARENT NON-HOA PROPERTY
T07349	APPARENT NON-HOA PROPERTY
T07353	APPARENT NON-HOA PROPERTY
T07354	APPARENT NON-HOA PROPERTY
T07415	APPARENT NON-HOA PROPERTY
T07421	APPARENT NON-HOA PROPERTY
T07451	APPARENT NON-HOA PROPERTY
T07454	APPARENT NON-HOA PROPERTY
T07456	APPARENT NON-HOA PROPERTY
T07498	APPARENT NON-HOA PROPERTY
T07504	APPARENT NON-HOA PROPERTY
T07524	APPARENT NON-HOA PROPERTY
T07526	APPARENT NON-HOA PROPERTY
T07531	APPARENT NON-HOA PROPERTY
T07534	APPARENT NON-HOA PROPERTY
T07536	APPARENT NON-HOA PROPERTY
T07551	APPARENT NON-HOA PROPERTY
T04550	APPARENT NON-HOA PROPERTY
T04660	APPARENT NON-HOA PROPERTY
T04719	APPARENT NON-HOA PROPERTY
T04921	APPARENT NON-HOA PROPERTY
T05298	APPARENT NON-HOA PROPERTY
Page | 18

T05458	APPARENT NON-HOA PROPERTY
T02075	APPARENT NON-HOA PROPERTY
T02367	APPARENT NON-HOA PROPERTY
T02570	APPARENT NON-HOA PROPERTY
T02899	APPARENT NON-HOA PROPERTY
T07682	APPARENT NON-HOA PROPERTY
T07822	APPARENT NON-HOA PROPERTY
T07980	APPARENT NON-HOA PROPERTY
T08023	APPARENT NON-HOA PROPERTY
T08028	APPARENT NON-HOA PROPERTY
T08130	APPARENT NON-HOA PROPERTY
T08408	APPARENT NON-HOA PROPERTY
T08528	APPARENT NON-HOA PROPERTY
T08632	APPARENT NON-HOA PROPERTY
T08715	APPARENT NON-HOA PROPERTY
CL02789	APPARENT NON-HOA PROPERTY
CL03186	APPARENT NON-HOA PROPERTY
CL04102	APPARENT NON-HOA PROPERTY
CL04318	APPARENT NON-HOA PROPERTY
CL05270	APPARENT NON-HOA PROPERTY
CL05644	APPARENT NON-HOA PROPERTY
CL05999	APPARENT NON-HOA PROPERTY
CL06151	APPARENT NON-HOA PROPERTY
CL05938	APPARENT NON-HOA PROPERTY
CL06099	APPARENT NON-HOA PROPERTY
CL06684	APPARENT NON-HOA PROPERTY
CL06689	APPARENT NON-HOA PROPERTY
CL06792	APPARENT NON-HOA PROPERTY
CL06997	APPARENT NON-HOA PROPERTY
CL07065	APPARENT NON-HOA PROPERTY
CL07162	APPARENT NON-HOA PROPERTY
CL07280	APPARENT NON-HOA PROPERTY
CL07450	APPARENT NON-HOA PROPERTY
CL07565	APPARENT NON-HOA PROPERTY
RD07391	APPARENT NON-HOA PROPERTY
RD03894	APPARENT NON-HOA PROPERTY
RD04534	APPARENT NON-HOA PROPERTY
RD05096	APPARENT NON-HOA PROPERTY
RD05758	APPARENT NON-HOA PROPERTY
RD05803	APPARENT NON-HOA PROPERTY
RD05998	APPARENT NON-HOA PROPERTY
Page | 19

CL07956	APPARENT NON-HOA PROPERTY
CL08143	APPARENT NON-HOA PROPERTY
CL08582	APPARENT NON-HOA PROPERTY
q30846	APPARENT NON-HOA PROPERTY
q31076	APPARENT NON-HOA PROPERTY
q31161	APPARENT NON-HOA PROPERTY
q33813	APPARENT NON-HOA PROPERTY
q36882	APPARENT NON-HOA PROPERTY
q38681	APPARENT NON-HOA PROPERTY
q39060	APPARENT NON-HOA PROPERTY
q39184	APPARENT NON-HOA PROPERTY
q39290	APPARENT NON-HOA PROPERTY
q36824	APPARENT NON-HOA PROPERTY
q36877	APPARENT NON-HOA PROPERTY
q39004	APPARENT NON-HOA PROPERTY
q39179	APPARENT NON-HOA PROPERTY
q39427	APPARENT NON-HOA PROPERTY
q39563	APPARENT NON-HOA PROPERTY
q40420	APPARENT NON-HOA PROPERTY
q40728	APPARENT NON-HOA PROPERTY
q40859	APPARENT NON-HOA PROPERTY
q41170	APPARENT NON-HOA PROPERTY
q44524	APPARENT NON-HOA PROPERTY
q45250	APPARENT NON-HOA PROPERTY
q45870	APPARENT NON-HOA PROPERTY
q46163	APPARENT NON-HOA PROPERTY
q32547	APPARENT NON-HOA PROPERTY
q34333	APPARENT NON-HOA PROPERTY
q34424	APPARENT NON-HOA PROPERTY
q36872	APPARENT NON-HOA PROPERTY
q39073	APPARENT NON-HOA PROPERTY
q39348	APPARENT NON-HOA PROPERTY
q30131a	APPARENT NON-HOA PROPERTY
q30131b	APPARENT NON-HOA PROPERTY
q33393a	APPARENT NON-HOA PROPERTY
q33393b	APPARENT NON-HOA PROPERTY
q33394a	APPARENT NON-HOA PROPERTY
q33394b	APPARENT NON-HOA PROPERTY
q33395a	APPARENT NON-HOA PROPERTY
q33395b	APPARENT NON-HOA PROPERTY
q33417	APPARENT NON-HOA PROPERTY
Page | 20

q34564	APPARENT NON-HOA PROPERTY
q34585	APPARENT NON-HOA PROPERTY
q38568	APPARENT NON-HOA PROPERTY
q38664	APPARENT NON-HOA PROPERTY
q38872	APPARENT NON-HOA PROPERTY
q39321	APPARENT NON-HOA PROPERTY
q39407	APPARENT NON-HOA PROPERTY
q39417	APPARENT NON-HOA PROPERTY
q40141	APPARENT NON-HOA PROPERTY
q40152	APPARENT NON-HOA PROPERTY
q40374	APPARENT NON-HOA PROPERTY
q40435	APPARENT NON-HOA PROPERTY
q40444	APPARENT NON-HOA PROPERTY
q40488	APPARENT NON-HOA PROPERTY
q40526	APPARENT NON-HOA PROPERTY
q40790	APPARENT NON-HOA PROPERTY
q40809	APPARENT NON-HOA PROPERTY
q40893	APPARENT NON-HOA PROPERTY
q40899	APPARENT NON-HOA PROPERTY
q41020	APPARENT NON-HOA PROPERTY
q41062	APPARENT NON-HOA PROPERTY
q41208	APPARENT NON-HOA PROPERTY
q41230	APPARENT NON-HOA PROPERTY
q43801	APPARENT NON-HOA PROPERTY
q44310	APPARENT NON-HOA PROPERTY
q45354	APPARENT NON-HOA PROPERTY
q45827	APPARENT NON-HOA PROPERTY
NA08841	APPARENT NON-HOA PROPERTY
NA03309	APPARENT NON-HOA PROPERTY
NA03505	APPARENT NON-HOA PROPERTY
NA03926	APPARENT NON-HOA PROPERTY
NA03927	APPARENT NON-HOA PROPERTY
NA04237	APPARENT NON-HOA PROPERTY
NA04297	APPARENT NON-HOA PROPERTY
NA04478	APPARENT NON-HOA PROPERTY
NA04702	APPARENT NON-HOA PROPERTY
NA04901	APPARENT NON-HOA PROPERTY
NA05066	APPARENT NON-HOA PROPERTY
NA05571	APPARENT NON-HOA PROPERTY
NA05680	APPARENT NON-HOA PROPERTY
NA04290	APPARENT NON-HOA PROPERTY
Page | 21

NA04407	APPARENT NON-HOA PROPERTY
NA04472	APPARENT NON-HOA PROPERTY
NA04846	APPARENT NON-HOA PROPERTY
NA04898	APPARENT NON-HOA PROPERTY
NA05297	APPARENT NON-HOA PROPERTY
NA06026	APPARENT NON-HOA PROPERTY
NA06056	APPARENT NON-HOA PROPERTY
NA06462	APPARENT NON-HOA PROPERTY
NA07130	APPARENT NON-HOA PROPERTY
NA07319	APPARENT NON-HOA PROPERTY
NA07458	APPARENT NON-HOA PROPERTY
NA08650	APPARENT NON-HOA PROPERTY
q26328	APPARENT NON-HOA PROPERTY
q30647	APPARENT NON-HOA PROPERTY
q31787	APPARENT NON-HOA PROPERTY
q33197	APPARENT NON-HOA PROPERTY
q34061	APPARENT NON-HOA PROPERTY
q34093	APPARENT NON-HOA PROPERTY
q39107	APPARENT NON-HOA PROPERTY
q39534	APPARENT NON-HOA PROPERTY
q26201a	APPARENT NON-HOA PROPERTY
q26201b	APPARENT NON-HOA PROPERTY
q34400	APPARENT NON-HOA PROPERTY
q38724	APPARENT NON-HOA PROPERTY
q38786	APPARENT NON-HOA PROPERTY
q38787	APPARENT NON-HOA PROPERTY
q38791	APPARENT NON-HOA PROPERTY
q38794	APPARENT NON-HOA PROPERTY
q38828	APPARENT NON-HOA PROPERTY
q39224	APPARENT NON-HOA PROPERTY
q39237	APPARENT NON-HOA PROPERTY
q39292	APPARENT NON-HOA PROPERTY
q39408	APPARENT NON-HOA PROPERTY
q39535	APPARENT NON-HOA PROPERTY
q39572	APPARENT NON-HOA PROPERTY
q39984	APPARENT NON-HOA PROPERTY
q40079	APPARENT NON-HOA PROPERTY
q40119	APPARENT NON-HOA PROPERTY
q40830	APPARENT NON-HOA PROPERTY
q41029	APPARENT NON-HOA PROPERTY
q41203	APPARENT NON-HOA PROPERTY
Page | 22

q41408	APPARENT NON-HOA PROPERTY
q43828	APPARENT NON-HOA PROPERTY
q44569	APPARENT NON-HOA PROPERTY
q34411	APPARENT NON-HOA PROPERTY
q39214	APPARENT NON-HOA PROPERTY
q39593	APPARENT NON-HOA PROPERTY
q34147	APPARENT NON-HOA PROPERTY
q38962	APPARENT NON-HOA PROPERTY
q39285	APPARENT NON-HOA PROPERTY
q40003	APPARENT NON-HOA PROPERTY
q40278	APPARENT NON-HOA PROPERTY
q40393	APPARENT NON-HOA PROPERTY
q40461	APPARENT NON-HOA PROPERTY
q40543	APPARENT NON-HOA PROPERTY
q40567	APPARENT NON-HOA PROPERTY
q40836	APPARENT NON-HOA PROPERTY
q43747	APPARENT NON-HOA PROPERTY
q39051	APPARENT NON-HOA PROPERTY
q45597	APPARENT NON-HOA PROPERTY

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